PROPERTY, PLANT AND EQUIPMENT (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	R$ 30,170.2
Property, plant and equipment at ending	27,644.3	R$ 30,170.2
Property, plant and equipment	24,617.9	27,134.5
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	10,591.3	11,129.7
Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	11,287.2	12,554.8
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	889.0	928.1
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	1,850.4	2,521.9
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	27,134.5	23,662.7
Cumulative translation adjustments	(2,417.0)	1,587.6
Effects of application of IAS 29 (hyperinflation)	846.6	2,672.7
Acquisition	4,115.4	4,249.4
Depreciation	(4,696.4)	(4,967.1)
Disposals and write-offs	(77.9)	(61.1)
Transfers	(37.5)	(9.7)
Property, plant and equipment at ending	24,617.9	27,134.5
Property, plant and equipment	74,186.8	76,745.5
Reclassified to assets held for sale	(249.8)
Gross carrying amount [member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	11,129.7	9,236.2
Cumulative translation adjustments	(1,089.4)	635.4
Effects of application of IAS 29 (hyperinflation)	411.7	1,165.8
Acquisition	12.2	38.2
Depreciation	(463.6)	(496.3)
Disposals and write-offs	(45.5)	(35.1)
Transfers	754.8	585.5
Property, plant and equipment at ending	10,591.2	11,129.7
Property, plant and equipment	16,710.8	17,204.8
Reclassified to assets held for sale	(118.7)
Gross carrying amount [member] | Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	12,554.8	10,788.3
Cumulative translation adjustments	(1,085.3)	744.0
Effects of application of IAS 29 (hyperinflation)	358.2	1,238.5
Acquisition	375.8	720.5
Depreciation	(3,756.5)	(3,903.7)
Disposals and write-offs	(24.0)	(4.1)
Transfers	2,997.7	2,971.3
Property, plant and equipment at ending	11,286.7	12,554.8
Property, plant and equipment	47,729.5	49,136.0
Reclassified to assets held for sale	(134.0)
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	928.1	1,092.0
Cumulative translation adjustments	(60.5)	62.3
Effects of application of IAS 29 (hyperinflation)	12.8	95.3
Acquisition	113.5	75.5
Depreciation	(476.3)	(567.1)
Disposals and write-offs	(8.4)	(21.9)
Transfers	385.5	192.0
Property, plant and equipment at ending	889.3	928.1
Property, plant and equipment	7,896.1	7,882.8
Reclassified to assets held for sale	(5.4)
Gross carrying amount [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	2,521.9	2,546.2
Cumulative translation adjustments	(181.8)	145.9
Effects of application of IAS 29 (hyperinflation)	63.9	173.1
Acquisition	3,613.9	3,415.2
Depreciation
Disposals and write-offs
Transfers	(4,175.5)	(3,758.5)
Property, plant and equipment at ending	1,850.7	2,521.9
Property, plant and equipment	1,850.4	2,521.9
Reclassified to assets held for sale	8.3
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(49,568.9)	(49,611.0)
Accumulated depreciation, amortisation and impairment [member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(6,119.5)	(6,075.1)
Accumulated depreciation, amortisation and impairment [member] | Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(36,442.3)	(36,581.2)
Accumulated depreciation, amortisation and impairment [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(7,007.1)	(6,954.7)
Accumulated depreciation, amortisation and impairment [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment